SEGMENT REPORTING (Tables)	6 Months Ended
Dec. 31, 2025
SEGMENT REPORTING
Summary of segment reporting information

	For the six months ended December 31,
	2024	2025	2025
	RMB	RMB	US Dollars
	(Unaudited)	(Unaudited)	(Unaudited)
Automation product and software	¥20,923,759	¥62,279,498	$8,905,850
Equipment, accessories and others	15,684,480	17,289,486	2,472,364
Oilfield environmental protection	2,721,894	5,479,937	783,620
Platform Outsourcing Services	2,739,137	—	—
Total revenue	¥42,069,270	¥85,048,921	$12,161,834

	For the six months ended December 31, 2025
	Automation	Equipment,	Oilfield	Platform
	product and	accessories	environmental	outsourcing	Chemical
	software	and others	protection	services	recycle	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	¥62,279,498	¥17,289,486	¥5,479,937	¥—	¥—	¥85,048,921
Cost of revenue and related tax	40,686,384	13,154,791	2,729,988	—	—	56,571,163
Gross profit	¥21,593,114	¥4,134,695	¥2,749,949	¥—	¥—	¥28,477,758
Depreciation and amortization	¥292,652	¥121,169	¥1,021,535	¥—	¥3,089	¥1,438,445
Capital expenditures	¥120,142	¥107,557	¥—	¥—	¥28,369,258	¥28,596,957
Timing of revenue recognition:
Goods transferred at a point in time	53,316,883	17,289,486	5,479,937	—	—	76,086,306
Services rendered over time	8,962,615	—	—	—	—	8,962,615
Total revenue	¥62,279,498	¥17,289,486	¥5,479,937	¥—	¥—	¥85,048,921

	For the six months ended December 31, 2024
	Automation	Equipment,	Oilfield	Platform
	product and	accessories	environmental	outsourcing	Chemical
	software	and others	protection	services	recycle	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	¥20,923,759	¥15,684,480	¥2,721,894	¥2,739,137	¥—	¥42,069,270
Cost of revenue and related tax	12,381,024	11,151,894	4,852,390	329,160	—	28,714,468
Gross profit	¥8,542,735	¥4,532,586	¥(2,130,496)	¥2,409,977	¥—	¥13,354,802
Depreciation and amortization	¥255,103	¥440,240	¥1,028,723	¥—	¥150,003	¥1,874,069
Capital expenditures	¥27,300	¥557,106	¥—	¥—	¥—	¥584,406
Timing of revenue recognition:				—
Goods transferred at a point in time	17,064,210	15,684,480	2,721,894	2,139,137	—	37,609,721
Services rendered over time	3,859,549	—	—	600,000	—	4,459,549
Total revenue	¥20,923,759	¥15,684,480	¥2,721,894	¥2,739,137	¥—	¥42,069,270

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
		(Unaudited)	(Unaudited)
Total assets:
Automation product and software	¥125,953,243	¥141,514,484	$20,236,302
Equipment, accessories and others	131,869,561	128,633,728	18,394,378
Oilfield environmental protection	74,481,593	66,278,920	9,477,760
Platform outsourcing services	57,208,575	48,398,088	6,920,835
Chemical recycling	136,108,153	158,171,242	22,618,185
Total assets	¥525,621,125	¥542,996,462	$77,647,460